Summary of Significant Accounting Policies (Details 1) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share, Amount	6,465,132	12,853,448	11,333,548	11,660,474
Options [Member]
Schedule of antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share, Amount	5,513,497	4,912,715	4,652,497	3,724,083
Warrants [Member]
Schedule of antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share, Amount	951,635	7,940,733	6,681,051	7,936,391